Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2016
Goodwill and other intangible assets

8. Goodwill and other intangible assets:

Goodwill—

The majority of DOCOMO’s goodwill was recognized when DOCOMO purchased all the remaining noncontrolling interests in its eight regional subsidiaries through share exchanges and made these subsidiaries wholly owned in November 2002.

The changes in the carrying amount of goodwill by each segment for the fiscal years ended March 31, 2015 and 2016 were as follows:

	Millions of yen
	2015
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥141,825	¥70,663	¥63,565	¥276,053
Accumulated impairment losses	—	—	(13,591)	(13,591)

	141,825	70,663	49,974	262,462

Foreign currency translation adjustment	2,093	84	2,492	4,669
Other	—	6	(826)	(820)

Balance at end of year
Gross goodwill	143,918	70,753	65,231	279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	¥143,918	¥70,753	¥51,640	¥266,311

	Millions of yen
	2016
	Telecommunications business	Smart life business	Other businesses	Consolidated
Balance at beginning of year
Gross goodwill	¥143,918	¥70,753	¥65,231	¥279,902
Accumulated impairment losses	—	—	(13,591)	(13,591)

	143,918	70,753	51,640	266,311

Goodwill impairment loss	—	(2,368)	(6,131)	(8,499)
Foreign currency translation adjustment	9	(22)	(3,167)	(3,180)
Sale of a consolidated subsidiary	—	—	(10,937)	(10,937)

Balance at end of year
Gross goodwill	143,927	70,731	51,127	265,785
Accumulated impairment losses	—	(2,368)	(19,722)	(22,090)

	¥143,927	¥68,363	¥31,405	¥243,695

Segment information is disclosed in Note 16 “Segment reporting.”

In the fiscal year ended March 31, 2016, because of the rapid adverse change in its business environment, DOCOMO recognized a ¥6,131 million goodwill impairment loss for a reporting unit in the other businesses. The fair value of this reporting unit was measured using the discounted cash flow method. The amount of this impairment loss was included in “Selling, general and administrative” of the consolidated statements of income.

In the fiscal year ended March 31, 2016, DOCOMO recorded ¥10,937 million of a decrease in goodwill related to sale of a consolidated subsidiary for a reporting unit in the other businesses, which was associated with the sale of a certain consolidated subsidiary.

Other intangible assets—

Other intangible assets, as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,084,746	¥802,180	¥282,566
Internal-use software	1,387,249	1,131,005	256,244
Software acquired to be used in manufacture of handsets	250,022	201,021	49,001
Rights to use telecommunications facilities of wireline operators	18,271	7,276	10,995
Other	56,959	35,852	21,107

Total amortizable intangible assets	¥2,797,247	¥2,177,334	¥619,913

Unamortizable intangible assets:
Trademarks and trade names			¥13,210
Other			3,196

Total unamortizable intangible assets			¥16,406

Total			¥636,319

	Millions of yen
	2016
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥1,035,821	¥761,630	¥274,191
Internal-use software	1,433,751	1,172,861	260,890
Software acquired to be used in manufacture of handsets	252,610	220,658	31,952
Rights to use telecommunications facilities of wireline operators	19,064	8,009	11,055
Other	51,470	38,891	12,579

Total amortizable intangible assets	¥2,792,716	¥2,202,049	¥590,667

Unamortizable intangible assets:
Trademarks and trade names			¥13,052
Other			11,294

Total unamortizable intangible assets			¥24,346

Total			¥615,013

Effective July 1, 2014, DOCOMO revised its estimate of the expected useful life of a part of the software for telecommunications network and internal-use software based on the actual utilization of the software to reflect an extended expected maximum useful life from 5 years to 7 years.

The amount of amortizable intangible assets acquired during the fiscal year ended March 31, 2016 was ¥143,267 million, the main components of which were software for telecommunications network in the amount of ¥58,996 million and internal-use software in the amount of ¥76,936 million. The weighted-average amortization period of such software for telecommunications network and internal-use software is 7 years and 6 years, respectively.

Amortization of intangible assets for the fiscal years ended March 31, 2014, 2015 and 2016 was ¥237,858 million, ¥180,218 million and ¥165,387 million, respectively. Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017, 2018, 2019, 2020 and 2021 is ¥158,264 million, ¥133,180 million, ¥105,053 million, ¥74,868 million and ¥46,322 million, respectively. The weighted-average amortization period of the intangible assets acquired during the fiscal year ended March 31, 2016 is 6 years.